Related Party Transactions (Details) - Schedule of Award Issued under the Omnibus Plan - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Award Issued under the Omnibus Plan [Abstract]
DSUs issued to certain members of the Board of Directors	$ 78,040	$ 46,576
RSUs to key management personnel, which vest over a three-year period	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	281,683	140,583
Stock options to key management personnel	$ 550,519	$ 285,149